Income and Excise Taxes - Estimated Cost Basis of Investments for U.S. Federal Tax Purposes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Gross unrealized appreciation	$ 354,875	$ 194,093
Gross unrealized depreciation	(148,126)	(126,983)
Net unrealized appreciation	206,749	67,110
Estimated cost basis of investments	$ 21,301,849	$ 11,485,299